Accounts receivable and Contract Assets (Details Narrative)	12 Months Ended
Dec. 31, 2025 USD ($)
Accounts receivable and Contract Assets
Allowance for doubtful accounts	$ 68,630
Accounts receivable description	The $1,519,845 overdue for greater than 180 days is with one customer. The customer paid the Company US$2,000,000 between November 26, 2025, and December 2, 2025, for invoices related to this outstanding amount. In addition, the customer paid US$346,500 on February 13, 2026